Subsequent Events (Details Narrative) - USD ($)											1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 24, 2022	Apr. 15, 2022	Apr. 13, 2022	Mar. 24, 2022	Mar. 03, 2022	Feb. 15, 2022	Feb. 09, 2022	Feb. 02, 2022	Jan. 27, 2022	May 31, 2022	Nov. 18, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Subsequent Event [Line Items]
Proceeds from issuance of unsecured debt												$ 3,000,000
Repayments of related party debt													$ 7,839
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt maturity date															Jun. 30, 2022
Future receivable sale and purchase agreement [Member]
Subsequent Event [Line Items]
Aggregate future receivables									$ 136,000
Proceeds from collection receivables						$ 250,000			100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance Initial Public Offering											$ 100,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt maturity date	Apr. 30, 2022
DebtInstrument payment term				the holders extended the maturity date of certain previously issued promissory notes to April 30, 2022 in exchange for $300,000 and agreed to grant two additional extensions for 30 days each, each for an additional $100,000 per extension. Holders also waived certain defaults under the notes and granted consents required under the notes. The Company has elected to extend the maturity of the notes to June 30, 2022, for an additional $100,000 to be paid for by using a portion of the proceeds from the closing of this offering. In addition, on June 28, 2022, the Company and Holders executed an Exchange Agreement whereby the parties agreed that upon pricing of this offering following this Registration Statement being declared effective by the SEC, the May 2021 Debt will be automatically exchanged for shares of common stock in the Company at a rate of $4.00 per share.
Subsequent Event [Member] | Convertible Notes Payable [Member] | Holders [Member]
Subsequent Event [Line Items]
Repayments of related party debt				$ 300,000
Debt instrument additional payment				$ 100,000
Subsequent Event [Member] | Lender [Member]
Subsequent Event [Line Items]
Unsecured debt			$ 150,000
Debt interest rate			16.00%
Debt maturity date			Aug. 10, 2022
Proceeds from issuance of unsecured debt			$ 2,000,000
Maximum interest amount			$ 10,000
Subsequent Event [Member] | Isolate Master Purchase Agreement [Member]
Subsequent Event [Line Items]
Long term purchase commitment, description										the Company entered into an Isolate Master Purchase Agreement with a seller. Pursuant to the agreement, the Company commits to purchase 1,000 Kilos per week at price of $275.00 per Kilo plus cost of delivery. The agreement can be terminated upon 30 day written notice from either party
Subsequent Event [Member] | Future receivable sale and purchase agreement [Member]
Subsequent Event [Line Items]
Aggregate future receivables									136,000
Proceeds from collection receivables									$ 100,000
Subsequent Event [Member] | Industrial Hemp Sale [Member]
Subsequent Event [Line Items]
Long term purchase commitment, description								the Company entered into an Industrial Hemp Sale, Processing and Storage Agreement in which the Company agreed to purchase an aggregate quantity of 9,969 kilos of crude hemp extract from a Seller at a purchase price of $50.00 per Kilo
Cash collateral								$ 150,000
Subsequent Event [Member] | Hemp purchase agreement [Member]
Subsequent Event [Line Items]
Long term purchase commitment, description							the Company entered into a Hemp Purchase Agreement in which the Company agrees to purchase up to 450,000 pounds of biomass, industrial hemp biomass, and extracted derivatives from a Seller
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of debt		$ 150,000			$ 600,000